Basis of preparation and accounting policies	12 Months Ended
Dec. 31, 2025
Basis of preparation and accounting policies
Basis of preparation and accounting policies

1 Basis of preparation and accounting policies

The shares of RELX PLC are traded on the London, Amsterdam and New York stock exchanges. RELX PLC and its subsidiaries, joint ventures and associates are together known as ‘RELX’. In preparing the consolidated financial statements, subsidiaries are accounted for under the acquisition method and investments in joint ventures and associates are accounted for under the equity method. All intra-group transactions and balances are eliminated.

On acquisition of a subsidiary, or interest in a joint venture or associate, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets, including identifiable intangible assets acquired. Adjustments are made to bring accounting policies into line with those of the Group. The results of subsidiaries sold or acquired are included in the consolidated financial statements up to or from the date that control passes from or to the Group. Non-controlling interests in the net assets of the Group are identified separately from shareholders’ equity. Non-controlling interests consist of the amount of those interests at the date of the original acquisition and the non-controlling share of changes in equity since the date of acquisition. Acquisition of non-controlling interests represents the acquisition of minority interest holdings in subsidiaries already controlled by the Group.

The directors of RELX PLC, having made appropriate enquiries, consider that adequate resources exist for the Group to continue in operational existence for the foreseeable future and that, therefore, it is appropriate to adopt the going concern basis in preparing the consolidated financial information for the year ended 31 December 2025. As part of the going concern assessment the directors considered the sufficiency of the Group’s liquidity resources, including committed credit facilities, over the 18 month period to 30 June 2027. Please refer to page 77 for further disclosure in respect of going concern.

In preparing the Group financial statements management has considered the impact of climate change, taking into account the relevant disclosures in the Strategic Report, including those made in accordance with the recommendations of the Taskforce on Climate-related Financial Disclosure. This included an assessment of assets with indefinite and long lives and how they could be impacted by measures taken to address global warming. Recognising that the Group's operations, and the use of the Group's products, have a relatively low environmental impact, no issues were identified that would impact the carrying values of such assets or have any other material impact on the financial statements.

Accounting policies

The Group’s consolidated financial statements are prepared in accordance with UK adopted International Accounting Standards in conformity with the requirements of the Companies Act 2006 and IFRS accounting standards as issued by the International Accounting Standards Board. The accounting policies under IFRS are included in the relevant notes to the consolidated financial statements. The accounting policies below are applied throughout the financial statements and are unchanged from those applied in preparing the consolidated financial statements for the year ended 31 December 2024.

Foreign exchange translation

The consolidated financial statements are presented in pound sterling. Unless otherwise stated, all amounts in the financial statements are in millions of pounds. Differences in subtotals in the financial statements may arise due to rounding adjustments applied during calculations. The symbols GBP and £ used throughout the financial statements relate to pound sterling. Summary consolidated financial information presented on pages 196 and 197 shows a simple translation of the Group’s consolidated financial statements into US dollars and do not form part of these financial statements.

Transactions in foreign currencies are recorded at the rate of exchange prevailing on the date of the transaction. Non-monetary assets and liabilities that are measured at historical cost in foreign currencies are translated using the exchange rate at the date of the transaction. At each statement of financial position date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rate prevailing on the statement of financial position date. Exchange differences arising are recorded in the income statement other than where hedge accounting applies, as set out on pages 169 to 175.

Assets and liabilities of foreign operations are translated at exchange rates prevailing on the statement of financial position date. Income and expense items and cash flows of foreign operations are translated at the average exchange rate for the period. Significant individual items of income and expense and cash flows in foreign operations are translated at the rate prevailing on the date of transaction.

Exchange differences arising are classified as equity and transferred to the translation reserve. When foreign operations are disposed of, the related cumulative translation differences are recognised within the income statement in the period. The Group uses derivative financial instruments, primarily forward contracts, to hedge its exposure to certain foreign exchange risks. Details of the Group’s accounting policies in respect of derivative financial instruments are set out on page 169.

Critical judgements and key sources of estimation uncertainty

The preparation of financial statements requires management to make judgements and estimates in the application of accounting policies used to report the financial position, results and cash flows of the Group. The actual outcome may differ to these estimates.

The critical judgements and key sources of estimation uncertainty are summarised below. Key sources of estimation uncertainty are significant accounting estimates with a significant risk of a material change to the carrying value of assets and liabilities within the next year. Further detail is provided in the notes to the financial statements as referenced.

Critical judgements

■

Capitalisation of development spend: assessing the potential value of a development project, determining the costs which are eligible for capitalisation, the selection of appropriate asset lives and the estimates relating to future cash flows and discount rates used in calculating the value in use in impairment assessments (see note 14)

1 Basis of preparation and accounting policies (continued)

Key sources of estimation uncertainty

■	Defined benefit pension obligation: determining an appropriate rate at which the future pension payments are discounted, mortality and inflation assumptions (see note 6)

Other areas of judgement and accounting estimates

The consolidated financial statements include other areas of judgement and accounting estimates. These include:

■	Taxation: The valuation of provisions related to uncertain tax positions involves estimation (see note 9)

■Goodwill: The assessment of the carrying value of goodwill requires management judgement and estimation to determine the recoverable amount of the businesses (see note 14)

■

Acquired intangible assets: Judgement is involved in identification of separate intangible assets on acquisition and estimation is required to determine future cashflows and discount rates used in the valuation (see note 14)

Standards and amendments effective for the year

The following accounting standards and amendments were adopted during the year and had no significant impact on the Group’s accounting policies or reporting:

■Amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates – Lack of Exchangeability

Standards, amendments and interpretations not yet effective

The following amendments and interpretations will become effective for the 2026 financial year. These are not expected to have a significant impact on the accounting policies and reporting:

■Amendment to IFRS 9 and IFRS 7 Contract Referencing Nature-dependent Electricity

■ Annual improvements to IFRS Accounting Standards – Volume 11

The following amendments and interpretations will become effective for the 2027 financial year. Management are in the process of assessing the impact on the accounting policies and reporting:

■	IFRS 18 – Presentation and Disclosure in Financial Statements was issued in 2024

■IFRS 19 – Subsidiaries without Public Accountability: Disclosures was issued in 2024

■Amendments to IFRS 9 and IFRS 7 for the classification and measurement of financial instruments

Business area reporting changes

From 2025, as described on page 66, revenue and profit for print and print-related activities are managed and reported separately from the four business areas. Consequently Risk, Scientific, Technical & Medical and Legal now exclude print and print-related activities, consistent with financial information provided to the Board.

Also, a small portfolio of commercial healthcare products, previously reported by Scientific, Technical & Medical, is now reported entirely in Risk. Accordingly revenue, together with some associated profit, previously reported in Scientific, Technical & Medical, is now reported in Risk.

Comparative figures have been restated as if the business areas had operated on this basis in the prior periods. The table below shows the reconciliation of revenue and adjusted operating profit as reported for the year ended 31 December 2024 and 31 December 2023 to the restated amounts.

YEAR ENDED 31 DECEMBER 2024		Print &
	As	print -	Commercial
Revenue	reported	related	healthcare	Restated
	GBPm	GBPm	GBPm	GBPm
Risk	3,245	(7)	98	3,336
Scientific, Technical & Medical	3,051	(329)	(98)	2,624
Legal	1,899	(181)	-	1,718
Exhibitions	1,239	-	-	1,239
Print & print-related activities	-	517	-	517
Total revenue	9,434	-	-	9,434

Adjusted operating profit

Risk	1,228	(4)	9	1,233
Scientific, Technical & Medical	1,172	(182)	(9)	981
Legal	412	(31)	-	381
Exhibitions	398	-	-	398
Print & print-related activities	-	217	-	217
Unallocated central costs	(11)	-	-	(11)
Total adjusted operating profit	3,199	-	-	3,199

1 Basis of preparation and accounting policies (continued)

YEAR ENDED 31 DECEMBER 2023		Print &
	As	print -	Commercial
Revenue	reported	related	healthcare	Restated
	GBPm	GBPm	GBPm	GBPm
Risk	3,133	(9)	100	3,224
Scientific, Technical & Medical	3,062	(381)	(100)	2,581
Legal	1,851	(196)	-	1,655
Exhibitions	1,115	-	-	1,115
Print & print-related activities	-	586	-	586
Total revenue	9,161	-	-	9,161

Adjusted operating profit

Risk	1,165	(5)	10	1,170
Scientific, Technical & Medical	1,165	(215)	(10)	940
Legal	393	(33)	-	360
Exhibitions	319	-	-	319
Print & print-related activities	-	253	-	253
Unallocated central costs	(12)	-	-	(12)
Total adjusted operating profit	3,030	-	-	3,030